Other Long-Term Assets - Deposits (Details Textual)	1 Months Ended		3 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)
Other Long-Term Assets - Deposits (Textual)
Deposits are refundable amount | $	$ 2,800,000		$ 28,000,000
RMB [Member]
Other Long-Term Assets - Deposits (Textual)
Deposits are refundable amount | ¥		¥ 20,000,000		¥ 20,000,000